Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Basis of consolidation
The consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and those variable interest entities where the Company is the primary beneficiary. Where the Company does not
have a controlling interest but has the ability to exert significant influence, the equity method is used. Inter-company transactions and accounts are eliminated on consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents
Cash equivalents consist of short-term interest-bearing securities, which are readily convertible into cash and have original maturities at the date of purchase of three
months or less.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash
Restricted cash consists of cash over which the Company has legal ownership but is restricted as to its availability or intended use, including funds held on behalf of clients and franchisees.

Inventory, Policy [Policy Text Block]
Inventories
Inventories are carried at the lower of cost and net realizable value. Cost is determined using the weighted average method. Work-in-progress inventory relates to construction contracts and real estate project management projects in process and are accounted for using the percentage of completion method.

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed assets
Fixed assets are carried at cost less accumulated depreciation. The costs of additions and improvements are capitalized, while maintenance and repairs are expensed as incurred. Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset group may
not
be recoverable. An impairment loss is recorded to the extent the carrying amount exceeds the estimated fair value of an asset group. Fixed assets are depreciated over their estimated useful lives as follows:

Buildings	20 to 40 years straight-line
Vehicles	3 to 5 years straight-line
Furniture and equipment	3 to 10 years straight-line
Computer equipment and software	3 to 5 years straight-line
Leasehold improvements	term of the lease to a maximum of 10 years

Fair Value Measurement, Policy [Policy Text Block]
Fair value
The Company uses the fair value measurements framework for financial assets and liabilities and for non-financial assets and liabilities that are recognized or disclosed at fair value on a non-recurring basis. The framework defines fair value, gives guidance for measurement and disclosure, and establishes a three
-level hierarchy for observable and unobservable inputs used to measure fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three
levels are as follows:

Level
1
– Quoted prices (unadjusted) in active markets for identical assets or liabilities
Level
2
– Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities
Level
3
– Unobservable inputs for which there is little or
no
market data, which requires the Company to develop its own assumptions

Deferred Charges, Policy [Policy Text Block]	Financing fees Financing fees related to the revolving credit facility and Senior Notes are deferred and amortized to interest expense using the effective interest method.
Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and intangible assets
Goodwill represents the excess of purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not
subject to amortization.

Intangible assets are recorded at fair value on the date they are acquired. Indefinite life intangible assets are not
subject to amortization. Where lives are finite, they are amortized over their estimated useful lives as follows:

Customer lists and relationships	straight-line over 4 to 20 years
Franchise rights	by pattern of use, currently estimated at 2.5% to 15% per year
Trademarks and trade names	straight-line over 5 to 35 years
Management contracts and other	straight-line over life of contract ranging from 2 to 15 years
Backlog	straight-line over 6 to 12 months

The Company reviews the carrying value of finite life intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may
not
be recoverable from the estimated future cash flows expected to result from their use and eventual disposition. If the sum of the undiscounted expected future cash flows is less than the carrying amount of the asset group, an impairment loss is recognized. Measurement of the impairment loss is based on the excess of the carrying amount of the asset group over the fair value calculated using an income approach.

Goodwill and indefinite life intangible assets are tested for impairment annually, on
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired, in which case the carrying amount of the asset is written down to fair value.

Impairment of goodwill is tested at the reporting unit level. The Company has six
reporting units determined with reference to business segment, customer type, service delivery model and geography. Impairment is tested by first
assessing qualitative factors to determine whether it is more likely than not
that the fair value of a reporting unit is less than its carrying amount. Where it is determined to be more likely than not
that its fair value is greater than its carrying amount, then no
further testing is required. Where the qualitative analysis is not
sufficient to support that the fair value exceeds the carrying amount then a goodwill impairment test is performed.

On
August 1, 2017,
the Company adopted updated guidance issued by the FASB on accounting for goodwill impairment (ASU
No.
2017
-
04
). The guidance removes Step
2
of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not
to exceed the carrying amount of goodwill. All other goodwill impairment guidance will remain largely unchanged. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. The same one
-step impairment test will be applied to goodwill at all reporting units, even those with zero
or negative carrying amounts. The goodwill impairment recorded in the current period was in accordance with this new standard, please see note
7
for further detail.

Impairment of indefinite life intangible assets is tested by comparing the carrying amount to the estimated fair value on an individual intangible asset basis.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
Redeemable non-controlling interests
Redeemable non-controlling interests (“RNCI”) are recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity. Changes in the RNCI amount are recognized immediately as they occur.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition and unearned revenues
(a) Franchisor operations
The Company operates several franchise systems within its FirstService Brands segment. Initial franchise fees are recognized when all material services or conditions related to the sale of the franchise have been performed or satisfied. Royalty revenues are recognized based on a contracted percentage of franchisee revenues, as reported by the franchisees. Revenues from administrative and other support services, as applicable, are recognized as the services are provided.

(b) Revenues from construction contracts and service operations other than franchisor operations
Revenues are recognized at the time the service is rendered. Certain services including but not
limited to construction contracts and real estate project management projects in process, are recognized on the percentage of completion method, in the ratio of actual costs to total estimated contract costs. In cases where anticipated costs to complete a project exceed the revenue to be recognized, a provision for the additional estimated losses is recorded in the period when the loss becomes apparent. Amounts received from customers in advance of services being provided are recorded as unearned revenues when received.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation
For equity classified awards, compensation cost is measured at the grant date based on the estimated fair value of the award. The related stock option compensation expense is allocated using the graded attribution method.

Notional Value Appreciation Plan [Policy Text Block]
Notional value appreciation plans
Under these plans, subsidiary employees are compensated if the notional value of the subsidiary increases. Awards under these plans generally have a term of up to fifteen
years and a vesting period of
five
years. The increase in notional value is calculated with reference to growth in earnings relative to a fixed threshold amount plus or minus changes in indebtedness relative to a fixed opening amount. If an award is subject to a vesting condition, then graded attribution is applied to the intrinsic value. The related compensation expense is recorded in selling, general and administrative expenses and the liability is recorded in accrued liabilities.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation
Assets, liabilities and operations of foreign subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated at current exchange rates from the local currency to the reporting currency, the US dollar. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive earnings. Realized and unrealized foreign currency gains or losses related to any foreign dollar denominated monetary assets and liabilities are included in net earnings.

Income Tax, Policy [Policy Text Block]
Income tax
Income tax has been provided using the asset and liability method whereby deferred income tax assets and liabilities are recognized for the expected future income tax consequences of events that have been recognized in the consolidated financial statements or income tax returns. Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to reverse, be recovered or settled. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in earnings in the period in which the change occurs. A valuation allowance is recorded unless it is more likely than not
that realization of a deferred income tax asset will occur based on available evidence.

On
January 1, 2017,
the Company adopted updated guidance issued by the Financial Accounting Standards Board (“FASB”) on balance sheet classification of deferred taxes, Accounting Standards Update (“ASU”)
No.
2015
-
17.
This update simplifies the presentation of all tax assets and liabilities by no
longer requiring an allocation between current and non-current. The Company now records all deferred tax assets and liabilities, along with any related valuation allowance as non-current on the balance sheet. The Company has elected to adopt this new ASU on a prospective basis. The prior year periods have not
been restated. The guidance did
not
have any impact on the Company’s results of operations.

On
January 1, 2017,
the Company adopted updated guidance issued by the FASB on share-based compensation (ASU
No.
2016
-
09
). This update simplifies how share-based payments are accounted for and presented. Income tax expense is impacted as entities are required to record all of the tax effects related to share-based payments at settlement through the income statement. The ASU permits entities to make an accounting policy election for the impact of forfeitures by allowing them to be estimated or recognized when they occur. The Company has elected to account for forfeitures when they occur. This update is being applied prospectively. The impact on current year tax expense is a recovery of
$8,460.
The cash flow impacts of tax windfalls are all recognized with operating cash-flows.

The Company recognizes uncertainty in tax positions taken or expected to be taken in a tax return by recording a liability for unrecognized tax benefits on its balance sheet. Uncertainties are quantified by applying a prescribed recognition threshold and measurement attribute.

The Company classifies interest and penalties associated with income tax positions in income tax expense.

Business Combinations Policy [Policy Text Block]
Business combinations
All business combinations are accounted for using the purchase method of accounting. Transaction costs are expensed as incurred.

The fair value of the contingent consideration is classified as a financial liability and is recorded on the balance sheet at the acquisition date and is re-measured at fair value at the end of each period until the end of the contingency period, with fair value adjustments recognized in earnings.